Right to Use Assets and Lease Liability - (Details Narrative) (10-K)					9 Months Ended		12 Months Ended		52 Months Ended	61 Months Ended
	Sep. 05, 2019 USD ($) ft²	May 09, 2019 USD ($) ft²	Sep. 13, 2017 USD ($)	Jan. 23, 2017 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2020 USD ($)	Jan. 02, 2019 USD ($)
Rent payments				$ 960					$ 2,508	$ 2,508
Lease term			2 years	8 years
Annual rent, year one			$ 39,200
Annual rent, year two			$ 42,000
Lease expiration			Dec. 31, 2019
Right of use assets					$ 385,436		$ 473,242		473,242	385,436	$ 529,135
Lease liabilities					$ 122,028		$ 110,678		$ 110,678	$ 122,028	$ 531,462
Lease percentage					8.00%		8.00%		8.00%	8.00%
Lease Payments							$ 559,568
Lease expenses					$ 72,428		75,575
Socialist Republic of Vietnam [Member]
Lease term		5 years
Annual rent, year one		$ 45,150
Annual rent, year two		$ 45,150
Area of land | ft²		4,560.57
Socialist Republic of Vietnam [Member] | Three through Five Years [Member]
Rent increase percentage		5.00%
Research and Development Headquaters [Member]
Lease term	2 years
Annual rent, year one	$ 42,000
Annual rent, year two	$ 44,800
Lease expiration	Sep. 30, 2021
Area of land | ft²	5,000
Related Party [Member]
Rent payments					9,819	$ 11,913	11,913	$ 5,760
Lease expenses					$ 9,819		$ 11,913